Condensed Financial Information of New Borun (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Condensed Financial Information of New Borun
Amount of restricted paid-in-capital, capital surplus and statutory reserves	$ 176,895,079	¥ 1,148,685,884		¥ 1,135,800,419
Current assets
Cash	76,326,014	495,630,607	$ 127,884,404	830,430,168	¥ 521,270,799	¥ 610,692,645
Total current assets	302,694,975	1,965,580,096		2,051,768,837
Total assets	476,009,815	3,091,017,348		3,295,335,194	2,933,556,176
Current liabilities
Accrued expenses and other payables	12,350,919	80,201,926		86,729,443
Total liabilities	198,021,034	1,285,869,387		1,618,990,637
Total shareholders' equity	277,988,781	1,805,147,961		1,676,344,557	1,596,390,602	1,517,583,025
Total liabilities and shareholders' equity	476,009,815	3,091,017,348		3,295,335,194
New Borun
Current assets
Cash	21	136	$ 20	128	¥ 128	¥ 5,494
Amounts due from subsidiaries	37,657,410	244,532,160		244,532,160
Total current assets	37,657,431	244,532,296		244,532,288
Investments in subsidiaries	240,332,117	1,560,620,633		1,431,816,950
Total assets	277,989,548	1,805,152,929		1,676,349,238
Current liabilities
Accrued expenses and other payables	767	4,968		4,681
Total liabilities	767	4,968		4,681
Total shareholders' equity	277,988,781	1,805,147,961		1,676,344,557
Total liabilities and shareholders' equity	$ 277,989,548	¥ 1,805,152,929		¥ 1,676,349,238